Note F - Income Taxes (Detail) - Components of Income Before Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States	$ 40,019	$ 37,329	$ 34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$ 42,447	$ 42,685	$ 38,333